S000017010 [Member] Expense Example, No Redemption - Franklin Multi-Asset Variable Moderate Growth	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 78
Expense Example, No Redemption, 3 Years	267
Expense Example, No Redemption, 5 Years	472
Expense Example, No Redemption, 10 Years	1,063
Class II
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	103
Expense Example, No Redemption, 3 Years	345
Expense Example, No Redemption, 5 Years	606
Expense Example, No Redemption, 10 Years	$ 1,353